GENERAL	12 Months Ended
Dec. 31, 2016
Organization, Consolidation and Presentation of Financial Statements [Abstract]
GENERAL

NOTE 1:-	GENERAL

a.
Advanced Inhalation Therapies (AIT) Ltd. (the "Company") was incorporated in Israel on May 1, 2011 and commenced its operation in May 2012. The Company is an emerging Israeli biopharmaceutical company that is developing a single, proprietary 160 parts per million (ppm) nitric oxide (NO) formulation and delivery system to treat various respiratory infections for which current treatments have limited effectiveness. The AIT pipeline includes therapies against respiratory infections in acute and chronic diseases such as: severe bronchiolitis (RSV), cystic fibrosis related lung infections (CF), non-tuberculosis mycobacterial (NTM) infection.

The Company has not generated revenues from the sale of any product, and does not expect to generate significant revenue unless and until the obtaining of marketing approval and commercializing its products.

b.
On August 29, 2014, the Company established a wholly-owned subsidiary, Advanced Inhalation Therapies (AIT) Inc. ("Inc.") in USA which its principal business activity is to provide executive management and administrative support functions to the Company.

c.
Since its inception, the Company has devoted substantially most of its effort to business planning, research and development. The Company has incurred losses and has accumulated negative cash flow from operating activities amounted to $3,720 and $692 during the year ended December 31, 2016, respectively, and has an accumulated deficit of $13,573 as of December 31, 2016. These conditions raise substantial doubts about the Company's ability to continue as a going concern. The Company's ability to continue to operate is dependent upon raising additional funds to finance its activities. There are no assurances, however, that the Company will be successful in obtaining an adequate level of financing needed for the long-term development and commercialization of its products.

The consolidated financial statements do not include any adjustments with respect to the carrying amounts of assets and liabilities and their classification that might be necessary should the Company be unable to continue as a going concern.

On December 29, 2016, the Company entered into an Agreement and Plan of Merger as amended by that Amendment No. 1 to the Merger Agreement dated January 12, 2017 (the "Merger Agreement") with a shell U.S public company. Immediately prior to the Merger, the Company consummated a private placement pursuant to which the Company issued to investors an aggregate of 1,701,616 of its ordinary shares, together with 1,701,616 warrants to purchase an aggregate of 1,701,616 ordinary shares for gross proceeds of approximately $10.2 million (see also Note 14b and Note 14c).